Share capital, stock options and other stock-based plans (Details 2) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Option [Member]
Outstanding	CAD 0	CAD 1,337
Exercisable	0	1,337
Exercised	364	2,667
Share units [Member]
Outstanding	23,433	24,960
Exercisable	624	4,670
Exercised	CAD 7,238	CAD 18,041